Derivatives (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Hedging Instruments
As of March 31, 2023, the following amounts were recorded on the balance sheet related to the cumulative basis adjustment for fair value hedges (in thousands):

Line Item in the Statement of Financial Position in Which the Hedged Item is Included	Carrying Amount of the Hedged Assets/(Liabilities)		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/(Liabilities)
	March 31, 2023	December 31, 2022	March 31, 2023	December 31, 2022

Securities available-for-sale, at fair value(1)	$302,362	$—	$2,362	$—
Total	$302,362	$—	$2,362	$—
__________________
(1)These amounts include the amortized cost basis of closed portfolios of AFS securities used to designate hedging relationships in which the hedged item is the stated amount of assets in the closed portfolio anticipated to be outstanding for the designated hedged period. At March 31, 2023, the amortized cost basis of the closed portfolios used in these hedging relationships was $302.4 million; the cumulative basis adjustments associated with these hedging relationships was $2.4 million; and the amounts of the designated hedged items were $300.0 million.

As of June 30, 2023, the following amounts were recorded on the balance sheet related to the cumulative basis adjustment for fair value hedges (in thousands):

Line Item in the Statement of Financial Position in Which the Hedged Item is Included	Carrying Amount of the Hedged Assets/(Liabilities)		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/(Liabilities)
	June 30, 2023	December 31, 2022	June 30, 2023		December 31, 2022
				(2)
Securities available-for-sale, at fair value(1)	$298,853	$—	$(1,106)		$—
Total	$298,853	$—	$(1,106)		$—
__________________
(1)These amounts include the amortized cost basis of closed portfolios of AFS securities used to designate hedging relationships in which the hedged item is the stated amount of assets in the closed portfolio anticipated to be outstanding for the designated hedged period. At June 30, 2023, the amortized cost basis of the closed portfolios used in these hedging relationships was $298.9 million and the cumulative basis adjustments associated with these hedging relationships was $1.1 million.
(2)The entire balance represents the hedging adjustment on a voluntary discontinued hedging relationship. The Company has allocated the basis adjustment to the remaining individual assets in the closed portfolio and will amortize the basis adjustment over a period consistent with amortization of other discounts or premiums on the assets.
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below presents the fair value of the Company’s derivative financial instruments, which includes accrued interest, as well as their classification on the Consolidated Balance Sheets as of March 31, 2023, and December 31, 2022 (in thousands):

	March 31, 2023
	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedges:
Interest rate swaps related to cash flow hedges	Other liabilities	$50,000	$1,866
Interest rate swaps related to fair value hedges	Other liabilities	300,000	2,283

Derivatives not designated as hedges:
Interest rate swaps related to customer loans	Other assets	$34,439	$1,045
Interest rate swaps related to customer loans	Other liabilities	34,439	1,045

	December 31, 2022
	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedges:
Interest rate swaps related to cash flow hedges	Other liabilities	$50,000	$2,254
Interest rate swaps related to fair value hedges	N/A	—	—

Derivatives not designated as hedges:
Interest rate swaps related to customer loans	Other assets	$34,674	$1,311
Interest rate swaps related to customer loans	Other liabilities	34,674	1,311

The table below presents the fair value of the Company’s derivative financial instruments, which includes accrued interest, as well as their classification on the Consolidated Balance Sheets as of June 30, 2023, and December 31, 2022 (in thousands):

	June 30, 2023
	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedges:
Interest rate swaps related to cash flow hedges	Other liabilities	$50,000	$1,836

Derivatives not designated as hedges:
Interest rate swaps related to customer loans	Other assets	$66,709	$1,740
Interest rate swaps related to customer loans	Other liabilities	66,709	1,740

	December 31, 2022
	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedges:
Interest rate swaps related to cash flow hedges	Other liabilities	$50,000	$2,254

Derivatives not designated as hedges:
Interest rate swaps related to customer loans	Other assets	$34,674	$1,311
Interest rate swaps related to customer loans	Other liabilities	34,674	1,311

The table below presents the fair value of the Company’s derivative financial instruments, which includes accrued interest, as well as their classification on the Balance Sheet as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedges:
Interest rate swaps related to cash flow hedges	Other liabilities	$50,000	$2,254

Derivatives not designated as hedges:
Interest rate swaps related to customer loans	Other assets	$34,674	$1,311
Interest rate swaps related to customer loans	Other liabilities	$34,674	$1,311

	December 31, 2021
	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedges:
Interest rate swaps related to cash flow hedges	N/A	$—	$—

Derivatives not designated as hedges:
Interest rate swaps related to customer loans	Other liabilities	$37,508	$1,630
Interest rate swaps related to customer loans	Other assets	$37,508	$1,630

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The table below presents the effect of cash flow hedge accounting on AOCI for the three months ended March 31, 2023, and March 31, 2022, as follows (in thousands):

Derivatives in Cash Flow Hedging Relationships	March 31, 2023			Location of Gain or (Loss) Reclassified from AOCI into Income	March 31, 2023
	Amount of Gain or (Loss) Recognized in OCI on Derivative	Amount of Gain or (Loss) Recognized in OCI Included Component	Amount of Gain or (Loss) Recognized in OCI Excluded Component		Amount of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income Included Component	Amount of Gain or (Loss) Reclassified from AOCI into Income Excluded Component
Interest Rate Products	$60	$60	$—	Interest Income	$(363)	$(363)	$—
Total	$60	$60	$—		$(363)	$(363)	$—

Derivatives in Cash Flow Hedging Relationships	March 31, 2022			Location of Gain or (Loss) Reclassified from AOCI into Income	March 31, 2022
	Amount of Gain or (Loss) Recognized in OCI on Derivative	Amount of Gain or (Loss) Recognized in OCI Included Component	Amount of Gain or (Loss) Recognized in OCI Excluded Component		Amount of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income Included Component	Amount of Gain or (Loss) Reclassified from AOCI into Income Excluded Component
Interest Rate Products	$(636)	$(636)	$—	Interest Income	$75	$75	$—
Total	$(636)	$(636)	$—		$75	$75	$—

The table below presents the effect of cash flow hedge accounting on AOCI for the three months ended June 30, 2023, and June 30, 2022, as follows (in thousands):

	June 30, 2023				June 30, 2023
Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative	Amount of Gain or (Loss) Recognized in OCI Included Component	Amount of Gain or (Loss) Recognized in OCI Excluded Component	Location of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income Included Component	Amount of Gain or (Loss) Reclassified from AOCI into Income Excluded Component
Interest Rate Products	$(348)	$(348)	$—	Interest Income	$(423)	$(423)	$—
Total	$(348)	$(348)	$—		$(423)	$(423)	$—

	June 30, 2022				June 30, 2022
Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative	Amount of Gain or (Loss) Recognized in OCI Included Component	Amount of Gain or (Loss) Recognized in OCI Excluded Component	Location of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income Included Component	Amount of Gain or (Loss) Reclassified from AOCI into Income Excluded Component
Interest Rate Products	$(459)	$(459)	$—	Interest Income	$108	$108	$—
Total	$(459)	$(459)	$—		$108	$108	$—
The table below presents the effect of cash flow hedge accounting on AOCI for the six months ended June 30, 2023, and June 30, 2022, as follows (in thousands):

	June 30, 2023				June 30, 2023
Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative	Amount of Gain or (Loss) Recognized in OCI Included Component	Amount of Gain or (Loss) Recognized in OCI Excluded Component	Location of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income Included Component	Amount of Gain or (Loss) Reclassified from AOCI into Income Excluded Component
Interest Rate Products	$(289)	$(289)	$—	Interest Income	$(786)	$(786)	$—
Total	$(289)	$(289)	$—		$(786)	$(786)	$—

	June 30, 2022				June 30, 2022
Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative	Amount of Gain or (Loss) Recognized in OCI Included Component	Amount of Gain or (Loss) Recognized in OCI Excluded Component	Location of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income Included Component	Amount of Gain or (Loss) Reclassified from AOCI into Income Excluded Component
Interest Rate Products	$(1,095)	$(1,095)	$—	Interest Income	$182	$182	$—
Total	$(1,095)	$(1,095)	$—		$182	$182	$—

The effect of cash flow hedge accounting on accumulated other comprehensive income (“AOCI”) for the years ended December 31, 2022, 2021, and 2020 are as follows (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in AOCI on Derivative			Location of Gain or (Loss) Reclassified from AOCI into Income	Amount of Gain or (Loss) Reclassified from AOCI into Income
	2022	2021	2020		2022	2021	2020
Interest Rate Products	$(2,178)	$—	$—	Interest Income	$(167)	$—	$—
Total	$(2,178)	$—	$—		$(167)	$—	$—

Schedule of Derivative Instruments
The table below presents the effect of the Company’s derivative financial instruments on the Consolidated Statements of Income as of March 31, 2023, and March 31, 2022.

	Location and Amount of Gain or (Loss) Recognized in Income on Fair Value and Cash Flow Hedging Relationships
	March 31, 2023		March 31, 2022
	Interest Income	Interest Expense	Interest Income	Interest Expense
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value or cash flow hedges are recorded.	$(203)	$—	$75	$—

The effects of fair value and cash flow hedging:
Gain or (loss) on fair value hedging relationships in Subtopic 815-20
Interest contracts
Hedged items	2,362	—	—	—
Derivatives designated as hedging instruments	(2,202)	—	—	—

Gain or (loss) on cash flow hedging relationships in Subtopic 815-20
Interest contracts
Amount of gain or (loss) reclassified from AOCI into income	(363)	—	75	—
Amount of gain or (loss) reclassified from AOCI into income as a result that a forecasted transaction is no longer probable of occurring	—	—	—	—

Amount of gain or (loss) reclassified from AOCI into income - included component	(363)	—	75	—
Amount of gain or (loss) reclassified from AOCI into income - excluded component	—	—	—	—

The table below presents the effect of the Company’s derivative financial instruments on the Consolidated Statements of Income for the three and six months ended June 30, 2023, and June 30, 2022.

	Location and Amount of Gain or (Loss) Recognized in Income on Fair Value and Cash Flow Hedging Relationships
	Three months ended
	June 30, 2023		June 30, 2022
	Interest Income	Interest Expense	Interest Income	Interest Expense
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value or cash flow hedges are recorded.	$(914)	$—	$108	$—
The effects of fair value and cash flow hedging:
Gain or (loss) on fair value hedging relationships in Subtopic 815-20
Interest contracts
Hedged items	(3,468)	—	—	—
Derivatives designated as hedging instruments	2,977	—	—	—
Gain or (loss) on cash flow hedging relationships in Subtopic 815-20
Interest contracts
Amount of gain or (loss) reclassified from AOCI into income	(423)	—	108	—
Amount of gain or (loss) reclassified from AOCI into income as a result that a forecasted transaction is no longer probable of occurring	—	—	—	—
Amount of gain or (loss) reclassified from AOCI into income - included component	(423)	—	108	—
Amount of gain or (loss) reclassified from AOCI into income - excluded component	—	—	—	—

	Location and Amount of Gain or (Loss) Recognized in Income on Fair Value and Cash Flow Hedging Relationships
	Six months ended
	June 30, 2023		June 30, 2022
	Interest Income	Interest Expense	Interest Income	Interest Expense
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value or cash flow hedges are recorded.	$(1,117)	$—	$182	$—
The effects of fair value and cash flow hedging:
Gain or (loss) on fair value hedging relationships in Subtopic 815-20
Interest contracts
Hedged items	(1,106)	—	—	—
Derivatives designated as hedging instruments	776	—	—	—
Gain or (loss) on cash flow hedging relationships in Subtopic 815-20
Interest contracts
Amount of gain or (loss) reclassified from AOCI into income	(786)	—	182	—
Amount of gain or (loss) reclassified from AOCI into income as a result that a forecasted transaction is no longer probable of occurring	—	—	—	—
Amount of gain or (loss) reclassified from AOCI into income - included component	(786)	—	182	—
Amount of gain or (loss) reclassified from AOCI into income - excluded component	—	—	—	—

The table below presents the effect of the Company’s derivative financial instruments on the Statements of Income as of December 31, 2022. Prior to 2022, the Company did not have derivatives designated as hedges.

	Location and Amount of Gain or (Loss) Recognized in Income on Fair Value and Cash Flow Hedging Relationships
	December 31, 2022		December 31, 2021		December 31, 2020
	Interest Income	Interest Expense	Interest Income	Interest Expense	Interest Income	Interest Expense
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value or cash flow hedges are recorded.	$(167)	$—	$—	$—	$—	$—
Gain or (loss) on cash flow hedging relationships in Subtopic 815-20
Interest contracts
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	(167)	—	—	—	—	—
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income as a result that a forecasted transaction is no longer probable of occurring	—	—	—	—	—	—